Investments in associates (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
BNP Paribas Cardif Life Insurance
Investments in associates [Line Items]
Country	[1],[2]	Korea
Reporting date	[1],[2]	September 30
Ownership	[1],[2]	14.99%	14.99%
Shinhan-Neoplux Energy Newbiz Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.66%	31.66%
Shinhan-Albatross Tech Investment Fund
Investments in associates [Line Items]
Country	[2]	Korea
Reporting date	[2]	November 30
Ownership	[2]	50.00%	50.00%
VOGO Debt Strategy Qualified IV Private
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.00%	20.00%
Shinhan-Midas Donga Secondary Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
ShinHan – Soo Young Entrepreneur Investment Fund No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.00%	24.00%
Shinhan Praxis K-Growth Global Private Equity Fund
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	14.15%	14.15%
Kiwoom Milestone Professional Private Real Estate Trust 19
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Shinhan Global Healthcare Fund 1
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	4.41%	3.13%
KB NA Hickory Private Special Asset Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	37.50%
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		44.02%	44.02%
Shinhan-Nvestor Liquidity Solution Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.92%	24.92%
Shinhan AIM FoF Fund 1-A
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%	25.00%
IGIS Global Credit Fund 150-1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%	25.00%
Nomura-Rifa Private Real Estate Investment Trust 19
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.20%	31.20%
Genesis North America Power Company No.1 PEF
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		43.84%	43.84%
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	23.33%
Korea Finance Security Co., Ltd.
Investments in associates [Line Items]
Country	[1],[2]	Korea
Reporting date	[1],[2]	September 30
Ownership	[1],[2]	14.91%	14.91%
MIEL Co., Ltd.
Investments in associates [Line Items]
Country	[4]	Korea
Reporting date	[4]	December 31
Ownership	[4]	28.77%	28.77%
AIP Transportation Specialized Privately Placed Fund Trust #1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		35.73%	35.73%
Kiwoom-Shinhan Innovation Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Samchully Midstream Private Placement Special Asset Fund 5-4
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		41.67%	41.67%
MK Ventures-K Clavis Growth Capital Venture Fund 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		26.67%	26.67%
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Investments in associates [Line Items]
Country	[5]	Korea
Reporting date	[5]	December 31
Ownership	[5]	60.00%	60.00%
Milestone Private Real Estate Fund 3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		32.06%	32.06%
Nomura-Rifa Private Real Estate Investment Trust 31
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.31%	31.31%
FuturePlay-Shinhan TechInnovation Fund 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Stonebridge Corporate 1st Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	44.12%
Vogo Realty Partners Private Real Estate Fund V
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.64%	21.64%
Korea Credit Bureau
Investments in associates [Line Items]
Country	[1],[2]	Korea
Reporting date	[1],[2]	September 30
Ownership	[1],[2]	9.00%	9.00%
Goduck Gangil1 PFV Co., Ltd.
Investments in associates [Line Items]
Country	[1],[2]	Korea
Reporting date	[1],[2]	September 30
Ownership	[1],[2]	1.04%	1.04%
SBC PFV Co., Ltd.
Investments in associates [Line Items]
Country	[1],[2],[6]	Korea
Reporting date	[1],[2],[6]	September 30
Ownership	[1],[2],[6]	25.00%	25.00%
NH-amundi global infra private fund 16
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	[7]	Korea
Reporting date	[7]	December 31
Ownership	[7]	72.50%	72.50%
IGIS Real-estate Private Investment Trust No.33
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.18%	40.86%
Goduck Gangil10 PFV Co., Ltd.
Investments in associates [Line Items]
Country	[1],[2]	Korea
Reporting date	[1],[2]	September 30
Ownership	[1],[2]	19.90%	19.90%
Fidelis Global Private Real Estate Trust No.2
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	79.63%	79.63%
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.70%	28.70%
Shinhan AIM Real Estate Fund No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.01%	21.01%
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.02%	22.02%
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.19%	29.19%
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No. 7-2
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	71.43%	71.43%
Korea Omega-Shinhan Project Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Samsung SRA Real Estate Professional Private 45
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%	25.00%
IBK Global New Renewable Energy Special Asset Professional Private2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.98%	28.98%
VS Cornerstone Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	41.18%
Kakao-Shinhan 1st TNYT Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		48.62%	48.62%
Pacific Private Placement Real Estate Fund No. 40
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.73%	24.73%
LB Scotland Amazon Fulfillment Center Fund 29
Investments in associates [Line Items]
Country	[5]	Korea
Reporting date	[5]	December 31
Ownership	[5]	65.00%	65.00%
JR AMC Hungary Budapest Office Fund 16
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		34.87%	32.57%
Gyeonggi-Neoplux Superman Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.76%	21.76%
NewWave 6th Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%	30.00%
Neoplux No. 3 Private Equity Fund
Investments in associates [Line Items]
Country	[9]	Korea
Reporting date	[9]	December 31
Ownership	[9]	10.00%	10.00%
PCC Amberstone Private Equity Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.67%	21.67%
KIAMCO POWERLOAN TRUST 4TH
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		47.37%	47.37%
Mastern Opportunity Seeking Real Estate Fund II
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.00%	22.22%
Neoplux Market-Frontier Secondary Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		19.74%	19.74%
Synergy Green New Deal 1st New Technology Business Investment Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	28.17%
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
SHINHAN-NEO Core Industrial Technology Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		49.75%	49.75%
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%	30.00%
Eum Private Equity Fund No.7
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.00%	21.00%
Kiwoom Hero No.4 Private Equity Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	21.05%
AJ-KOSNET Semicon One Venture Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.22%	22.22%
Shinhan Smilegate Global PEF I
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	14.21%
Genesis Eco No.1 PEF
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.00%	29.00%
SHINHAN-NEO Market-Frontier 2nd Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		42.70%	42.70%
J& Moorim Jade Investment Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	24.89%
Ulmus SHC innovation investment fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.04%	24.04%
T Core Industrial Technology 1st Venture PEF
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.47%	31.47%
TI First Property Private Investment Trust 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%	40.00%
Kiwoom-Shinhan Innovation Fund 2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		42.86%	42.86%
ETRI Holdings-Shinhan 1st Unicorn Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
SJ ESG Innovative Growth Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	28.57%
AVES 1st Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	[5]	Korea
Reporting date	[5]	December 31
Ownership	[5]	76.19%	76.19%
Reverent-Shinhan Vista Fund
Investments in associates [Line Items]
Country	[9]	Korea
Reporting date	[9]	December 31
Ownership	[9]	13.41%	13.41%
JS Shinhan Private Equity Fund
Investments in associates [Line Items]
Country	[9]	Korea
Reporting date	[9]	December 31
Ownership	[9]	3.85%	3.85%
Shinhan VC tomorrow venture fund 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		39.62%	39.62%
H-IOTA Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	24.81%
Stonebridge-Shinhan Unicorn Secondary Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		26.01%	26.01%
Tres-Yujin Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Shinhan-Time mezzanine blind Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	50.00%
Capstone REITs No.26
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
JB Incheon-Bucheon REITS No.54
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		39.31%	39.31%
Hankook Smart Real Asset Investment Trust No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		33.33%	33.33%
JB Hwaseong-Hadong REITs No.53
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.03%	31.03%
KB Oaktree Trust No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		33.33%	33.33%
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.73%	29.73%
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.85%	24.85%
KB Distribution Private Real Estate 3-1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		37.50%	37.50%
Pacific Private Investment Trust No.49-1
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	79.28%	79.28%
KIWOOM Real estate private placement fund for normal investors No. 31
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	60.00%	60.00%
RIFA Real estate private placement fund for normal investors No. 51
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%	40.00%
Shinhan-Kunicorn first Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		38.31%	38.31%
Shinhan-Quantum Startup Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		49.18%	49.18%
Shinhan Simone Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		38.46%	38.46%
Korea Investment develop seed Trust No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%	40.00%
Tiger Green alpha Trust No.29
Investments in associates [Line Items]
Country		Korea
Reporting date		—
Ownership		0.00%	95.24%
STIC ALT Global II Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.74%	21.74%
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Investments in associates [Line Items]
Country	[1],[2]	Korea
Reporting date	[1],[2]	September 30
Ownership	[1],[2]	15.00%	15.00%
Find-Green New Deal 2nd Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.57%	22.57%
ShinhanFitrin 1st Technology Business Investment Association
Investments in associates [Line Items]
Country	[9]	Korea
Reporting date	[9]	December 31
Ownership	[9]	16.17%	16.17%
Koramco Private Real Estate Fund 143
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.30%	30.30%
Korea Investment Top Mezzanine Private Real Estate Trust No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.22%	22.22%
LB YoungNam Logistics Private Trust No.40
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%	25.00%
Shinhan-Cognitive Start-up Fund L.P.
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		32.77%	32.77%
Cornerstone J&M Fund I
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	26.67%
Logisvalley Shinhan REIT Co., Ltd.
Investments in associates [Line Items]
Country	[2]	Korea
Reporting date	[2]	September 30
Ownership	[2]	20.27%	20.27%
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Korea Investment Green Newdeal Infra Trust No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.97%	27.97%
BTS 2nd Private Equity Fund
Investments in associates [Line Items]
Country	[2]	Korea
Reporting date	[2]	November 30
Ownership	[2]	26.00%	26.00%
NH-J&-IBKC Label Technology Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.81%	27.81%
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Aurum Goldrush ESG Private Fund No. 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.33%	28.33%
Shinhan-isquare Venture PEF 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%	40.00%
Capstone Develop Frontier Trust
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	21.43%
Nextrade Co., Ltd.
Investments in associates [Line Items]
Country	[2]	Korea
Reporting date	[2]	December 31
Ownership	[2]	8.00%	8.00%
IBKC-Behigh Fund 1st
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.73%	29.73%
ON No.1 Private Equity Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	28.57%
Digital New Deal Kappa Private Equity Fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	24.75%
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.83%	20.83%
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.57%	28.57%
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38
Investments in associates [Line Items]
Country	[5]	Korea
Reporting date	[5]	December 31
Ownership	[5]	75.00%	75.00%
TogetherKorea Private Investment Trust No. 6
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	99.98%	99.98%
TogetherKorea Private Investment Trust No. 7
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	99.98%	99.98%
Kiwoom Core Industrial Technology Investment Fund No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		34.75%	34.75%
Penture K-Content Investment Fund
Investments in associates [Line Items]
Country	[2]	Korea
Reporting date	[2]	December 31
Ownership	[2]	19.78%	19.78%
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%	30.00%
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		37.04%	37.04%
Shinhan M&A-ESG Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.33%	23.33%
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.43%	28.43%
KDBC meta-enter New Technology investment fund
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	27.89%
Shinhan Time Secondary Blind New Technology Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		47.50%	47.50%
Shinhan DS Secondary Investment Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		49.83%	49.83%
Shinhan-openwater pre-IPO Investment Trust 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Shinhan-CJ TechInnovation Fund 1st
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%	40.00%
Shinhan-Eco Venture Fund 2nd
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%	40.00%
Heungkuk-Shinhan the 1st Visionary Technology Investment Trust no. 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%	40.00%
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.96%	22.96%
Shinhan HB Wellness 1st Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		48.54%	48.54%
Korea real Asset Fund No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.57%	28.57%
PineStreet Global Corporate FoF XIII-2
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	100.00%	100.00%
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.99%	22.99%
Time Robotics New Technology Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.86%	29.86%
Ascent-welcome Technology Investment Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.65%	27.65%
Igis General PE Real Estate Investment Trust 517-1
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	96.71%	96.78%
SH Ulmus M.P.E. Innovative Venture Fund 7
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.57%	28.57%
Consus Osansegyo No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Shinhan AIM Private Fund of Fund 9-B
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%	25.00%
Shinhan General Private Real Estate Investment Trust No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.75%	20.75%
Paros Kosdaq Venture General Private Investment Trust No. 5
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.45%	28.56%
Newmain I funds
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	36.36%
TECHFIN RATINGS Co., Ltd.
Investments in associates [Line Items]
Country	[2]	Korea
Reporting date	[2]	September 30
Ownership	[2]	45.00%	45.00%
Songpa biz cluster PFV Co., Ltd.
Investments in associates [Line Items]
Country	[1],[2],[10]	Korea
Reporting date	[1],[2],[10]	September 30
Ownership	[1],[2],[10]	27.40%	27.40%
Planeta PTE LTD
Investments in associates [Line Items]
Country		Singapore
Reporting date		December 31
Ownership		33.33%	33.33%
The E&Shinhan New Growth Up Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Shinhan-GB FutureFlow Fund L.P.
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	58.18%
Credila Financial Services
Investments in associates [Line Items]
Country	[1],[2]	India
Reporting date	[1],[2]	September 30
Ownership	[1],[2]	10.06%	10.93%
DB IPO HighYield Fund 1
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	28.57%
Exponential SQUARE Private Investment Trust No.1
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	50.99%
Fine North America Credit Private Mixed Asset Investment Trust 22
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	58.82%	58.82%
IGIS Private Real Estate Investment No.454
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.04%	24.04%
IGIS Private Real Estate Investment No.462
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	69.20%	69.20%
BNW Recharge Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.13%	21.13%
United Partners Realasset Fund No.14
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		33.33%	33.33%
Shinhan Market-Frontier Fund III
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		44.02%	44.02%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	5.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13
Investments in associates [Line Items]
Country	[3]	Korea
Reporting date	[3]	—
Ownership	[3]	0.00%	5.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	7.67%	5.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	7.79%	5.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	7.67%	5.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	7.40%	5.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	6.39%	5.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	6.55%	5.00%
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	19.91%	22.37%
Shinhan-DS Mezzanine Fund 1 [Member]
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	15.09%	15.09%
Shinhan Time BM sobujang Fund [Member]
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.41%	29.41%
Tigris Fund No.58 [Member]
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.83%	20.83%
IGIS Real Estate General Private Feeder Investment Company No. 562 [Member]
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	88.46%	0.00%
SH Prestige High Dividend Security Feeder No.1[Equity] [Member]
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.92%	21.55%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 21 [Member]
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	4.97%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 22 [Member]
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	4.97%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 23 [Member]
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	4.97%	0.00%
Finflow [Member]
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	15.00%	0.00%
Fireant Media and Digital Service Joint Stock Company [Member]
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	17.66%	0.00%
ST EIP Holdings Inc. [Member]
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		49.00%	0.00%
AMP Capital Global Infrastructure FundIIBL [Member]
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	1.50%	0.00%
Post CR REITS No.1 [Member]
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	70.00%	0.00%
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)BondFoFs [Member]
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.30%	0.00%
Shinhan Global Healthcare Fund 2
Investments in associates [Line Items]
Country	[1]	Korea
Reporting date	[1]	December 31
Ownership	[1]	13.68%	13.68%
Meta TB ESG Private Equity Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.40%	27.40%
KAI-The Square Fund 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		47.96%	47.96%
Shinhan-G.N.Tech Smart Innovation Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	50.00%
Shinhan-Timefolio Bio Accelerator Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		48.39%	48.39%
Timefolio Tech Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.18%	21.18%
IGIS Yongsan Office General Private Real Estate Investment Trust 518
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		26.22%	26.22%
SH K-REITs Infra Real Estate Investment Trust (FoFs)
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.30%	20.40%
Shinhan-soo secondary Fund
Investments in associates [Line Items]
Country	[8]	Korea
Reporting date	[8]	December 31
Ownership	[8]	77.61%	77.61%
HHR Special Situation Real Estate Private Investment Trust No. 13
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.00%	20.00%

[1]	Although the ownership percentages are less than 20%, the Group applies the equity method accounting since it participates in policy-making processes and therefore can exercise significant influence on investees.
[2]	As the financial statements as of December 31, 2025 were not available, the most recent financial statements available after the reporting date were used in applying the equity method. Significant transactions and events that occurred during the period have been appropriately reflected.
[3]	Excluded from the investments in associates due to full or partial disposal of shares, or loss of significant influence.
[4]	Shares were acquired through a debt-to-equity swap during the rehabilitation process. Although voting rights could not be exercised during the rehabilitation process, normal voting rights became exercisable as the rehabilitation process ended before December 31, 2025. Therefore, it has been reclassified from financial assets measured at fair value through profit or loss(FVTPL) to investments in associates.
[5]	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
[6]	The rate of Group’s voting rights is 4.65%.
[7]	Although the Group has a significant influence with ownership percentage more than 50%, the contribution was classified as investments in associates as the Group is not exposed to variable returns due to the payment guarantee for the entire investment amount.
[8]	Although the ownership percentages are more than 50%, the Group applies the equity method accounting as the Group does not have an ability to participate in the financial and operating policy-making process.
[9]	As a managing partner, the Group has a significant influence over the investees.
[10]	The rate of Group’s voting rights is 19.86%.